Offerings	Aug. 12, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	212,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 212,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 31.29
Offering Note
1	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $1,106,000.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	894,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 894,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 131.96
Offering Note
2	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $1,106,000.